SHARE CAPITAL AND OTHER RESERVES (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE CAPITAL AND OTHER RESERVES
Schedule of components of other reserves

	December 31,	December 31,
	2022	2021
Other reserve - Share options	$1,781,096	$1,624,053
Other reserve - Warrants	263,596	—
	$2,044,692	$1,624,053

Schedule of changes in share options

	2022		2021
		Weighted		Weighted
	Number of	average	Number of	average
	share options	exercise price	share options	exercise price
Outstanding, January 1,	716,663	$2.37	716,663	$2.36
Granted	460,003	0.92	—	—
Expired	(83,333)	2.36	—	—
Outstanding, December 31,	1,093,333	$1.67	716,663	$2.37

	Number of share	Weighted average
	options	exercise price
		$
Balance April 21, 2020	—	—
Granted	716,663	3.00
Outstanding as at December 31, 2020	716,663	3.00
Outstanding as at December 31, 2021	716,663	3.00

Schedule of information about share options outstanding and exercisable

	Share options outstanding		Share options exercisable
	Number of	Weighted	Number of	Weighted
	share options	average years	share options	average
Exercise prices	outstanding	to expiry	exercisable	exercise price
$0.50 - $1.00	460,003	4.82	114,994	0.92
$2.01 - $2.50	633,330	7.20	633,330	$2.22
	1,093,333	6.20	748,324	$2.02

At December 31, 2021, the following share options were outstanding and exercisable:

Number of share	Exercise price per
options	share	Expiry Date
	$	$
716,663	3.00	December 2, 2030

Number of share options	December 31, 2021
Weighted average exercise price for exercisable options	$3.00
Weighted average share price for options exercised	—
Weighted average years to expiry for exercisable options	8.93	years

Schedule of weighted average assumptions used to estimate the fair value of share options granted

		For the year ended
	December 31,	December 31,
	2022	2021
Expected life	5.00 years	N/A
Expected volatility	143.18%	N/A
Risk-free interest rate	4.09%	N/A
Expected dividend yield	—	N/A
Forfeiture rate	—	N/A

Schedule of changes in warrants

	2022		2021
	Number of	Warrant	Number of	Warrant
	warrants	reserve	warrants	reserve
Outstanding, January 1,	—	$—	—	$—
Transactions during the year:
Warrants issued - IPO	262,833	238,217	—	—
Warrants issued - consultants	100,000	25,379	—	—
Outstanding, December 31,	362,833	$263,596	—	$—

Schedule of weighted average assumptions used to estimate the fair value of warrants using the Black-Scholes pricing model

		For the year ended
	December 31,	December 31,
	2022	2021
Expected life	1.91 years	N/A
Expected volatility	109.94%	N/A
Risk-free interest rate	1.42%	N/A
Expected dividend yield	—	N/A
Forfeiture rate	—	N/A